Average Annual Total Returns - ProShares Large Cap Core Plus	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	Credit Suisse 130/30 Large Cap Index OneYear		Credit Suisse 130/30 Large Cap Index FiveYears		Credit Suisse 130/30 Large Cap Index TenYears
Total	11.01%	13.00%	12.97%	10.62%	12.61%	12.63%	6.70%	10.34%	10.80%	11.77%	[1]	13.68%	[1]	13.76%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.